Schedule of Convertible Note Payable Related Party (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Short-Term Debt [Line Items]
Convertible note payable		$ 750,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable, related party		750,000	$ 750,000
Convertible Debt [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible note payable, related party	750,000	750,000
Less: current maturities
Convertible note payable	750,000	750,000
Convertible Debt [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible note payable, related party		750,000
Convertible Debt [Member] | Promissory Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible note payable, related party	$ 750,000	$ 750,000